NEWBUILDINGS (Details) (USD $)							0 Months Ended
	Dec. 31, 2012 Vessels	Dec. 31, 2011	Dec. 31, 2012 LNG carrier Vessels	Dec. 31, 2012 LNG carrier contracts	Dec. 31, 2012 FSRU Vessels	Dec. 31, 2012 FSRU contracts	Dec. 31, 2010 Newbuildings	Dec. 31, 2012 Purchase price installments	Dec. 31, 2011 Purchase price installments	Dec. 31, 2012 Interest costs capitalized	Dec. 31, 2011 Interest costs capitalized	Dec. 31, 2012 Other costs capitalized	Dec. 31, 2011 Other costs capitalized
Newbuildings:
Newbuildings	$ 435,859,000	$ 190,100,000						$ 418,062,000	$ 186,159,000	$ 13,897,000	$ 3,610,000	$ 3,900,000	$ 331,000
Number of vessels contracted for construction	13		11	11	2	2
Construction payable							$ 2,700,000,000